INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventories
INVENTORIES

The inventories balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Uranium concentrates	$526	$526
Inventory of ore in stockpiles	2,098	2,098
Mine and mill supplies in MLJV	2,826	3,058
	$5,450	$5,682

Inventories-by balance sheet presentation:
Current	$3,352	$3,584
Long term-ore in stockpiles	2,098	2,098
	$5,450	$5,682

Long-term ore in stockpile inventory represents an estimate of the amount of ore on the stockpile in excess of the next twelve months of planned mill production.

The uranium concentrate inventory has a fair market value, excluding selling costs, of $844,000 at December 31, 2019 ($1,011,000 - December 31, 2018).